Supplementary Cash Flow Information - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrestricted cash and cash equivalents included in the statement of cash flows
Total	$ 11,685.4	$ 4,467.1	$ 3,863.3
Restricted cash and cash equivalents
Total	1,261.0	789.6
Cash.
Unrestricted cash and cash equivalents included in the statement of cash flows
Cash	5,424.2	2,853.9
Restricted cash and cash equivalents
Cash	486.2	387.1
Cash and cash equivalents included on the balance sheet
Cash	5,910.4	3,241.0
Cash. | Holding company cash and investments
Unrestricted cash and cash equivalents included in the statement of cash flows
Cash	129.9	81.9
Restricted cash and cash equivalents
Cash		5.8
Cash and cash equivalents included on the balance sheet
Cash	129.9	87.7
Cash. | Subsidiary cash and short term investments
Unrestricted cash and cash equivalents included in the statement of cash flows
Cash	5,259.2	2,736.0
Restricted cash and cash equivalents
Cash	484.6	349.4
Cash and cash equivalents included on the balance sheet
Cash	5,743.8	3,085.4
Cash. | Fairfax India Holdings Corporation (Fairfax India)
Unrestricted cash and cash equivalents included in the statement of cash flows
Cash	35.1	36.0
Restricted cash and cash equivalents
Cash	1.6	31.9
Cash and cash equivalents included on the balance sheet
Cash	36.7	67.9
Cash equivalents
Unrestricted cash and cash equivalents included in the statement of cash flows
Cash equivalents	6,261.2	1,613.2
Restricted cash and cash equivalents
Cash equivalents	774.8	402.5
Cash and cash equivalents included on the balance sheet
Cash equivalents	7,036.0	2,015.7
Cash equivalents | Holding company cash and investments
Unrestricted cash and cash equivalents included in the statement of cash flows
Cash equivalents	336.0	192.3
Cash and cash equivalents included on the balance sheet
Cash equivalents	336.0	192.3
Cash equivalents | Holding company assets pledged for derivative obligations
Unrestricted cash and cash equivalents included in the statement of cash flows
Cash equivalents	46.8
Cash and cash equivalents included on the balance sheet
Cash equivalents	46.8
Cash equivalents | Subsidiary cash and short term investments
Unrestricted cash and cash equivalents included in the statement of cash flows
Cash equivalents	5,777.6	1,398.6
Restricted cash and cash equivalents
Cash equivalents	761.8	402.5
Cash and cash equivalents included on the balance sheet
Cash equivalents	6,539.4	1,801.1
Cash equivalents | Fairfax India Holdings Corporation (Fairfax India)
Unrestricted cash and cash equivalents included in the statement of cash flows
Cash equivalents	26.8	22.3
Restricted cash and cash equivalents
Cash equivalents	13.0
Cash and cash equivalents included on the balance sheet
Cash equivalents	39.8	22.3
Cash and cash equivalents.
Unrestricted cash and cash equivalents included in the statement of cash flows
Total	11,685.4	4,467.1
Restricted cash and cash equivalents
Total	1,261.0	789.6
Cash and cash equivalents included on the balance sheet
Total	12,946.4	5,256.7
Cash and cash equivalents. | Holding company cash and investments
Unrestricted cash and cash equivalents included in the statement of cash flows
Total	465.9	274.2
Restricted cash and cash equivalents
Total		5.8
Cash and cash equivalents included on the balance sheet
Total	465.9	280.0
Cash and cash equivalents. | Holding company assets pledged for derivative obligations
Unrestricted cash and cash equivalents included in the statement of cash flows
Total	46.8
Cash and cash equivalents included on the balance sheet
Total	46.8
Cash and cash equivalents. | Subsidiary cash and short term investments
Unrestricted cash and cash equivalents included in the statement of cash flows
Total	11,036.8	4,134.6
Restricted cash and cash equivalents
Total	1,246.4	751.9
Cash and cash equivalents included on the balance sheet
Total	12,283.2	4,886.5
Cash and cash equivalents. | Fairfax India Holdings Corporation (Fairfax India)
Unrestricted cash and cash equivalents included in the statement of cash flows
Total	61.9	58.3
Restricted cash and cash equivalents
Total	14.6	31.9
Cash and cash equivalents included on the balance sheet
Total	$ 76.5	$ 90.2